Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022 PHP (₱) USD ($)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2020 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	1.00
Net Mark-to- market Gains (Losses)	₱ (1,069,000,000)	₱ (74,000,000)
Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	(881,000,000)	51,000,000
Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	(188,000,000)	(125,000,000)
PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	(360,000,000)	14,000,000
PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	(265,000,000)	(178,000,000)
Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	(521,000,000)	37,000,000
Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	77,000,000	53,000,000
Interest Rate Swap Contract [Member] | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	0	1,000,000
Interest accrual	0	3,000,000
Hedge cost portion of the movements in the fair value	0	0	₱ 0
Interest Rate Swap Contract [Member] | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	0	0
Interest accrual	0	0
Hedge cost portion of the movements in the fair value	0	0	0
Long Term Currency Swaps | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	0	4,000,000
Interest accrual	0	2,000,000
Hedge cost portion of the movements in the fair value	0	500,000	2,000,000
Long Term Currency Swaps | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	0	8,000,000
Interest accrual	0	201,000
Hedge cost portion of the movements in the fair value	₱ 0	309,000	1,000,000
Termination Date Various Dates in April and May 2022 [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.38
Termination Date January 23, 2031 [Member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	₱ 190,000,000	100,000,000
Interest accrual	75,000,000	75,000,000
Hedge cost portion of the movements in the fair value	4,000,000	89,000,000	₱ 26,000,000
Termination Date December 13, 2030 [Member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	81,000,000	48,000,000
Interest accrual	3,000,000	4,000,000
Hedge cost portion of the movements in the fair value	₱ 5,000,000	8,000,000
Condition One | Termination Date Various Dates in April and May 2022 [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.65
Net Mark-to- market Gains (Losses)		₱ (1,000,000)
Condition One | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.96
Condition One | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.96
Condition One | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	54.00
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	Php50.38 plus the excess above Php51.65
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Bottom of range [member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.65
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	53.37
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Bottom of range [member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	53.37
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Top of range [member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	54.46
Condition One | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61
Condition One | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Bottom of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61
Condition One | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Top of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.28
Condition One | Termination Date December 13, 2030 [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48.00
Condition One | Termination Date December 13, 2030 [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Bottom of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48.00
Condition One | Termination Date December 13, 2030 [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Top of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	53.34
Condition Two | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	Php52.96 plus the excess above Php54.00
Condition Two | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	54.00
Condition Two | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.38
Condition Two | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Bottom of range [member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.65
Condition Two | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Top of range [member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.65
Condition Two | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	Php53.37 plus the excess above Php54.46
Condition Two | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Bottom of range [member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	54.46
Condition Two | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange rate subsidy	5.67
Condition Two | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Bottom of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.28
Condition Two | Termination Date December 13, 2030 [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange rate subsidy	5.34
Condition Two | Termination Date December 13, 2030 [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Bottom of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	53.34
Condition Three | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.64
Condition Three | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.96
Condition Three | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.82
Condition Three | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Top of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61
Condition Three | Termination Date December 13, 2030 [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Top of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48.00